Stock-based compensation	12 Months Ended
Mar. 31, 2017
Stock-based compensation

19. Stock-based compensation:

In June 1997, the parent company’s shareholders approved a stock option plan for board members. In June 2001, the shareholders approved an amendment of the plan to include both board members and key employees. Each year until June 2010, since the plans’ inception, the shareholders have approved the authorization for the grant of options for the purchase of the parent company’s common stock. Authorized shares for each year that remain ungranted are unavailable for grant in future years. Stock options granted in and after August 2006 have terms of 8 years and an exercise price equal to 1.025 times the closing price of Toyota’s common stock on the date of grant. These options generally vest 2 years from the date of grant.

There were no stock-based compensation expenses for stock options as selling, general and administrative expenses for the years ended March 31, 2015, 2016 and 2017, respectively.

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2014	7,330,900	4,965	2.52	8,646
Granted	—	—
Exercised	(2,603,900)	4,834
Canceled	(1,223,500)	6,200

Options outstanding at March 31, 2015	3,503,500	4,632	2.05	13,143
Granted	—	—
Exercised	(936,400)	5,049
Canceled	(473,600)	6,917

Options outstanding at March 31, 2016	2,093,500	3,858	1.56	4,384

Granted	—	—
Exercised	(785,600)	4,006
Canceled	(115,600)	4,682

Options outstanding at March 31, 2017	1,192,300	3,682	0.80	2,813

Options exercisable at March 31, 2015	3,503,500	4,632	2.05	13,143
Options exercisable at March 31, 2016	2,093,500	3,858	1.56	4,384
Options exercisable at March 31, 2017	1,192,300	3,682	0.80	2,813

The total intrinsic value of options exercised for the years ended March 31, 2015, 2016 and 2017 was ¥5,313 million, ¥2,236 million and ¥1,632 million, respectively.

Cash received from the exercise of stock options for the years ended March 31, 2015, 2016 and 2017 was ¥12,501 million, ¥4,728 million and ¥3,147 million, respectively.

The following table summarizes information for options outstanding and options exercisable at March 31, 2017:

	Outstanding			Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price
Yen		Yen	Years		Yen
3,153 – 4,154	1,192,300	3,682	0.80	1,192,300	3,682